INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details)									12 Months Ended
	Dec. 19, 2019	Oct. 21, 2019	Oct. 21, 2019 USD ($)	Oct. 07, 2019	Jul. 31, 2019 USD ($)	Jun. 25, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 15, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) business	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures										$ 135,000,000	$ 1,289,000,000	$ 0
Gain on sale of associate										0	338,000,000	$ 0
Gain (loss) on disposition of business, net of tax										0	209,000,000
Acquisitions										587,000,000	78,000,000
Associates and joint ventures with quoted prices in an active market										$ 0	0
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										15.00%
Mexico regulated gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										13.00%
Mexico Regulated Gas Transmission Operation 2
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										11.00%
Regulated Natural Gas Transmission Business In Mexico
Disclosure Of Associates And Joint Ventures [Line Items]
Number of businesses | business										2
Texas electricity transmission project
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest	11.00%
Colombian natural gas distribution operation
Disclosure Of Associates And Joint Ventures [Line Items]
Number of associates and joint ventures										4
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										45.00%
Brazilian Rail Business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										11.00%
North American west coast container terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										19.00%
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										13.00%
Australian Ports Operation2
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										26.00%
North American rail operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										50.00%
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										50.00%
Loans and receivables										$ 500,000,000
North American gas storage operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										20.00%
European Telecommunications Infrastructure Operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										21.00%
Australian Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										12.00%
New Zealand Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest										13.00%
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest								27.80%
Disposal of investments in associates and joint ventures								$ 1,300,000,000
Gain on sale of associate								$ 338,000,000			338,000,000
Gain (loss) on disposition of business, net of tax											209,000,000
Reclassification adjustments on exchange differences on translation, net of tax											$ (35,000,000)
European port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures						$ 135,000,000
Ownership Interest						40.00%
Brazilian Data Center Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest							12.00%
Acquisitions							$ 190,000,000
Proportion of voting rights held in associate							50.00%
Australian Data Transmission and Distribution Operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest					12.00%
Acquisitions					$ 170,000,000
Proportion of voting rights held in associate					50.00%
Ramones II Norte
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest				13.00%
Proportion of voting rights held in associate										50.00%
Ramones II Sur
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest		11.00%
Proportion of voting rights held in associate										45.00%
Los Ramones
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions			$ 140,000,000
Forecast | Texas electricity transmission project
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of investments in associates and joint ventures									$ 60,000,000